SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Mar. 31, 2021	Sep. 30, 2020
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

The Company evaluated subsequent events, for the purpose of adjustment or disclosure, up through the date the financial statements were issued. Subsequent to March 31, 2021, there were the following material transactions that require disclosure:

The Company issued 2,137,880 shares of common stock related to the automatic conversion of Convertible Notes and interest from a private placement to accredited investors in 2020. The Convertible Notes and interested were automatically converted to Common Stock at $1.00 per share on the one year anniversary.

On March 18, 2021, the Company approved a $250,000 bonus for Mr. Bosua. The bonus was recorded in accrued liabilities – related party as of March 31, 2021 and was paid during April 2021.

The Company owes Clayton A. Struve $1,071,000 under convertible promissory or OID notes. On April 29, 2021, the Company signed Amendments to the convertible promissory or OID notes, extending the due dates to September 30, 2021.

On April 29, 2021, the Company signed Amendment 5 to the convertible promissory or OID notes with J3E2A2Z, extending the due dates to September 30, 2021.

The Company evaluated subsequent events, for the purpose of adjustment or disclosure, up through the date the financial statements were issued. Subsequent to September 30, 2020, there were the following material transactions that require disclosure:

Convertible Notes Dated October 17, 2019

The Company issued 561,600 shares of common stock related to the automatic conversion of Convertible Notes and interest from a private placement to accredited investors in 2019. The Convertible Notes and interested were automatically converted to Common Stock at $1.00 per share on the one year anniversary.

2011 Stock Incentive Plan

On November 23, 2020, the Board of Directors increased the size of the stock available under the Stock Option Plan by 9,750,000 shares. This increase is based on an industry peer group study.

Convertible Redeemable Promissory Notes with Ronald P. Erickson and J3E2A2Z

On December 8, 2020, the Company signed Amendment 4 to the $1,184,066 convertible promissory or OID notes, extending the due dates to March 31, 2021.

Convertible Promissory Notes with Clayton A. Struve

On December 23, 2020, the Company signed Amendments to the $1,071,000 convertible promissory or OID notes, extending the due dates to March 31, 2021.

Stock Option Exercises and Issuances

A consultant exercised a stock option grants on a cashless basis. The consultant received 3,750 shares of common stock for vested stock option grants and forfeited 11,250 shares. The stock option grant had an exercise price of $1.25 per share.

The compensation committee of Particle, Inc. issued a stock option grant to a consultant for 50,000 shares of Particle common stock. The stock option grant had an exercise price at $0.80 per share. The grant vests annually over four years after a six month cliff vesting period.

The Compensation committee issued a stock option grant to a consultant for 140,000 shares at an exercise price of $1.24 per share. The stock option grant expires in five years. The stock option grant vests quarterly over four years after a six month cliff vesting period.

On December 15, 2020, the Company issued 30,000 shares each to three directors shares at an exercise price of $1.53 per share.

On December 15, 2020, the Company issued 20,000 warrants to purchase common stock each to three directors shares at $1.53 per share. The warrants expire on December 15, 2025.

On December 15, 2020, the Company issued a warrant for to purchase common stock for 2,000,000 shares to Ronald P. Erickson at $1.53 per share. The warrants were issued for the extension of loans and deferral of other expenses. The warrant expires on December 15, 2025.

On December 15, 2020, the Company stock option grant to Ronald P. Erickson for 1,865,675 shares at an exercise price of $1.53 per share. The stock option grant expires in five years. The stock option grants vest when earned based on certain performance criteria.

On December 15, 2020, the Company stock option grant to Phillip A. Bosua for 2,132,195 shares at an exercise price of $1.53 per share. The stock option grant expires in five years. The stock option grants vest when earned based on certain performance criteria.

Simple Agreement for Future Equity

Particle entered into Simple Agreements for Future Equity (“SAFE”) with two accredited investors pursuant to which Particle received $55,000 in cash in exchange for the providing the investor the right to receive shares of the Particle stock. The Company expects to issue 44,000 shares of the Particle stock that was initially valued at $0.80 per share. The Company paid $1,800 in broker fees which were expensed as business development expenses.